Earnings Per Share	6 Months Ended
Jun. 30, 2012
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share
The following is a reconciliation of net earnings of Flowserve Corporation and weighted average shares for calculating net earnings per common share. Earnings per weighted average common share outstanding was calculated as follows:

	Three Months Ended June 30,
(Amounts in thousands, except per share data)	2012	2011
Net earnings of Flowserve Corporation	$107,316	$98,732
Dividends on restricted shares not expected to vest	4	4
Earnings attributable to common and participating shareholders	$107,320	$98,736
Weighted average shares:
Common stock	53,740	55,483
Participating securities	255	264
Denominator for basic earnings per common share	53,995	55,747
Effect of potentially dilutive securities	271	495
Denominator for diluted earnings per common share	54,266	56,242
Earnings per common share:
Basic	$1.99	$1.77
Diluted	1.98	1.76

	Six Months Ended June 30,
(Amounts in thousands, except per share data)	2012	2011
Net earnings of Flowserve Corporation	$200,441	$195,715
Dividends on restricted shares not expected to vest	7	7
Earnings attributable to common and participating shareholders	$200,448	$195,722
Weighted average shares:
Common stock	53,972	55,420
Participating securities	261	281
Denominator for basic earnings per common share	54,233	55,701
Effect of potentially dilutive securities	415	590
Denominator for diluted earnings per common share	54,648	56,291
Earnings per common share:
Basic	$3.70	$3.51
Diluted	3.67	3.48

Diluted earnings per share above is based upon the weighted average number of shares as determined for basic earnings per share plus shares potentially issuable in conjunction with stock options, restricted share units and performance share units.
For the three and six months ended both June 30, 2012 and 2011, no options to purchase common stock were excluded from the computation of potentially dilutive securities.